Share-based payments, Share option plan (Details)		1 Months Ended	12 Months Ended
	Feb. 01, 2021 £ / shares shares	Mar. 31, 2020 $ / shares	Dec. 31, 2021 GBP (£) shares $ / shares £ / shares	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2021 USD ($) shares $ / shares	Feb. 09, 2021 £ / shares shares	Feb. 09, 2021 $ / shares shares	Jan. 22, 2021 shares
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period				4 years
Share-based compensation arrangement by award vesting percentage				0.25
Vesting period				3 years
Share-based compensation arrangement by award lapse period				10 years
Share-based payments | £				£ 35,861,000		£ 8,162,000		£ 3,056,000
Share conversion rate			0.05	0.05					0.05
Weighted average share price at grant date (in dollars per share) | $ / shares			$ 33.97		$ 17.46		$ 17.46
Number of options [Abstract]
Awards granted (in shares)				4,702,027
Weighted average exercise prices [Abstract]
Weighted average fair value of options granted | $					$ 9,110		$ 3,260		$ 16,480
Growth Shares [Member]
Share-based payments awards [Abstract]
Shares converted (in shares)	1,926,000			1,926,000
Shares converted, consolidation of every 20 ordinary shares (in shares)				312,500
Incremental fair value of awards granted | £			$ 325,000	£ 325,000
Ordinary Shares [Member]
Share-based payments awards [Abstract]
Share conversion rate	1		1	1					1
Shares converted (in shares)	6,250,000
Shares issued in initial public offering (in shares)			20	20					20
Share price (in pounds per share) | £ / shares			$ 0.002	£ 0.002
Par value per share (in pounds per share) | £ / shares			$ 0.0001	£ 0.0001
Immunocore Holdings Limited [Member]
Share-based payments awards [Abstract]
Share conversion rate			0.01	0.01					0.01			0.01
Shares issued in initial public offering (in shares)												100
Share price (in pounds per share) | (per share)	£ 0.002										$ 26.00
Immunocore Holdings Limited [Member] | Ordinary Shares [Member]
Share-based payments awards [Abstract]
Shares issued in initial public offering (in shares)	20									11,426,280	11,426,280
Par value per share (in pounds per share) | £ / shares	£ 0.0001									£ 0.002
Share option plan [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period				4 years
Share-based compensation arrangement by award vesting percentage				0.25
Vesting period				3 years
Share conversion rate			1	1					1
Shares converted (in shares)				216,200
Remaining shares converted (in shares)				96,300
Incremental fair value of awards granted , price per share (in dollars per share) | $ / shares		$ 3.84					$ 5.19
Number of options [Abstract]
Outstanding at beginning period (in shares)				4,551,359		3,579,115		743,615
Awards granted (in shares)				4,702,027		1,122,680		2,911,260
Awards exercised (in shares)				(76,762)		(13,880)		(42,870)
Awards forfeited (in shares)				(290,664)		(136,556)		(32,890)
Awards replacing Growth Shares (in shares)				312,500
Outstanding at ending period (in shares)				9,198,460		4,551,359		3,579,115
Exercisable at ending period (in shares)			2,663,600	2,663,600					2,663,600
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in dollars per share) | $ / shares			$ 17.16		$ 36.26		15.69
Awards granted (in dollars per share) | $ / shares		$ 17.46	26.56		17.46		40.93
Awards exercised (in dollars per share) | $ / shares			17.01		5.98		0.74
Awards forfeited (in dollars per share) | $ / shares			31.24		22.29		28.15
Awards replacing Growth Shares Awards forfeited (in dollars per share) | $ / shares			38.72
Outstanding at period end (in dollars per share) | $ / shares			22.31		$ 17.16		$ 36.26
Exercisable at ending period (in dollars per share) | $ / shares									$ 18.13
Share option plan [Member] | Growth Shares [Member]
Share-based payments awards [Abstract]
Shares converted (in shares)				6,250,000
Share Option Plan, Jan 2021 [Member]
Share-based payments awards [Abstract]
Exercise price (in dollars per share) | $ / shares			17.46
Weighted average share price at grant date (in dollars per share) | $ / shares			26.00
Expected life (years)				3 years
Expected volatility				90.00%
Risk free rate				(0.13%)
Share Option Plan, March 2020 [Member]
Share-based payments awards [Abstract]
Exercise price (in dollars per share) | $ / shares			$ 17.46
Expected life (years)				1 year 7 months 6 days
Expected volatility				93.00%
Risk free rate				0.11%